Equity (Tables)	12 Months Ended
Feb. 24, 2023
Equity [Abstract]
Share Repurchases [Table Text Block]
The 2023 and 2022 activity for share repurchases is as follows (share data in millions):

Share Repurchases	Year ended
	February 24, 2023		February 25, 2022
	Total number of shares	Price Paid	Total number of shares	Price Paid
Class A Common Stock	0.4	$3.9	4.1	$55.2
Class B Common Stock	—	$—	—	$—